SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1999

                            FOR THE JNL SERIES TRUST


Under the heading "CUSTODIAN AND TRANSFER AGENT" the following section is amended and replaced in its entirety:

             The Trust acts as custodian for the JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I, JNL/S&P Equity Aggressive Growth Series I, JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II, JNL/S&P Equity Aggressive Growth Series II, JNL/S&P Conservative Growth Series, JNL/S&P Moderate Growth Series, and JNL/S&P Aggressive Growth Series. Boston Safe Deposit and Trust Company, One Boston Place, Boston, Massachusetts 02108, acts as custodian for all of the other series of the Trust.

This Supplement is dated November 1, 1999

(To be used with Form No. V 3180 5/99 only)